Taxation - Reconciliation of Weighted Average Statutory Income Tax Rate To Effective Income Tax Rate (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Result before tax from continuing operations		€ 6,986	€ 8,085	€ 6,314
Weighted average statutory tax rate		26.00%	28.00%	27.00%
Weighted average statutory tax amount		€ 1,803	€ 2,226	€ 1,708
Participation exemption		(77)	(45)	(72)
Other income not subject to tax		(70)	(74)	(111)
Expenses not deductible for tax purposes		346	156	132
Impact on deferred tax from change in tax rates		50	55	(1)
Deferred tax benefit from previously unrecognised amounts		0	(4)	(18)
Current tax from previously unrecognised amounts		28	66	(22)
Write-off/reversal of deferred tax assets		4	2	33
State and local taxes		25	47	(33)
Adjustment to prior periods		7	110	23
Effective tax amount	[1]	€ 2,116	€ 2,539	€ 1,705
Effective tax rate		30.30%	31.40%	27.00%

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.